Initial Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
COLOMBIER ACQUISITION CORP. II [Member]
Initial Public Offering [Line Items]
INITIAL PUBLIC OFFERING

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 17,000,000 Units, which included a partial exercise by the underwriter of their over-allotment option in the amount of 2,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Public Share and one-third of one Public Warrant. Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment. Each Public Warrant will become exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation (see Note 7).

On January 9, 2024, the Company announced that, commencing on January 11, 2024, the holders of the Units may elect to separately trade the Public Shares and the Public Warrants included in the Units. No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants will trade. Any Units not separated will continue to trade on the New York Stock Exchange (“NYSE”) under the symbol “CLBR.U.” The Public Shares and the Public Warrants now trade on the NYSE under the symbols “CLBR” and “CLBR.WS,” respectively. Holders of the Units will need to have their brokers contact Continental, the Company’s transfer agent, in order to separate the Units into Public Shares and Public Warrants.

NOTE 3 — INITIAL PUBLIC OFFERING

Pursuant to the Initial Public Offering, the Company sold 17,000,000 Units, which included a partial exercise by the underwriter of their over-allotment option in the amount of 2,000,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one Public Share and one-third of one Public Warrant. Each whole Public Warrant entitles the holder to purchase one Class A Ordinary Share at a price of $11.50 per share, subject to adjustment. Each Public Warrant will become exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination, or earlier upon redemption or liquidation (see Note 7).

On January 9, 2024, the Company announced that, commencing on January 11, 2024, the holders of the Units may elect to separately trade the Public Shares and the Public Warrants included in the Units. No fractional Public Warrants will be issued upon separation of the Units and only whole Public Warrants will trade. Any Units not separated will continue to trade on the New York Stock Exchange (“NYSE”) under the symbol “CLBR.U.” The Public Shares and the Public Warrants now trade on the NYSE under the symbols “CLBR” and “CLBR.WS,” respectively. Holders of the Units will need to have their brokers contact Continental, the Company’s transfer agent, in order to separate the Units into Public Shares and Public Warrants.